Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]		Additional paid in capital [Member]	Capital reserve from Available for sale financial assets [Member]	Capital reserve due to translation to presentation currency [Member]	Capital reserve from hedges [Member]	Capital reserve from share-based payments [Member]	Capital reserve from employee benefits [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 9,320		$ 162,238	$ 73	$ (3,490)	$ (1)	$ 9,157	$ (59)	$ (104,731)	$ 72,507
Net income									(6,733)	(6,733)
Other comprehensive income (loss), net				(54)		(26)		(22)		(102)
Total comprehensive income (loss)				(54)		(26)		(22)	(6,733)	(6,835)
Exercise and forfeiture of share-based payment into shares		[1]	433				(433)				[1]
Cost of share-based payment							1,071			1,071
Balance at Dec. 31, 2016	9,320		162,671	19	(3,490)	(27)	9,795	(81)	(111,464)	66,743
Net income									6,901	6,901
Other comprehensive income (loss), net				(23)		73		(256)		(206)
Total comprehensive income (loss)				(23)		73		(256)	6,901	6,695
Exercise and forfeiture of share-based payment into shares	3		712				(712)			3
Issuance of ordinary shares, net of issuance costs	1,077		14,491							15,568
Cost of share-based payment							483			483
Balance at Dec. 31, 2017	10,400		177,874	(4)	(3,490)	46	9,566	(337)	(104,563)	89,492
Cumulative effect of initially applying IFRS 15									(757)	(757)
Net income									22,296	22,296
Other comprehensive income (loss), net				38		(103)		341		276
Total comprehensive income (loss)				38		(103)		341	22,296	22,572
Exercise and forfeiture of share-based payment into shares	9		1,161				(1,161)			9
Cost of share-based payment							948			948
Deferred taxes			112							112
Balance at Dec. 31, 2018	$ 10,409		$ 179,147	$ 34	$ (3,490)	$ (57)	$ 9,353	$ 4	$ (83,024)	$ 112,376

[1]	Represent an amount lower than $1 thousands.